CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		75 Months Ended		84 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011		Sep. 30, 2012
REVENUE:
Total revenue										[1]
OPERATING EXPENSES:
Officers and directors compensation (including stock-based compensation of $266,302, $18,433, $875,156, $148,049, $1,810,057, $333,730 , $263,772 and $934,901, respectively)	342,552	97,683	1,105,406	365,549	466,230	453,772	2,288,068	[1]	3,393,474	[1]
Professional fees	8,615	34,425	22,977	89,580	144,586	200,670	1,297,654	[1]	1,320,631	[1]
Consulting fees (including stock-based compensation of $173,967, $4,692, $525,151, $20,826, $ 570,188, $325,228, $ 18,768 and $381,532, respectively)	192,509	90,409	553,413	139,809	413,130	52,207	1,223,650	[1]	1,777,063	[1]
Commitment fees				300,000	300,000		300,000	[1]	300,000	[1]
Travel	46,938	23,119	118,413	77,109	114,908	180,418	858,138	[1]	976,551	[1]
Occupancy	30,058	27,412	88,733	110,620	133,118	136,067	740,462	[1]	829,195	[1]
Other selling general and administrative (including sponsorship fee of $30,220 in 2012 periods)	81,578	52,027	234,994	167,871	196,956	215,141	1,447,076	[1]	1,682,070	[1]
Total Costs and Expenses	702,250	325,075	2,123,936	1,250,538	1,768,928	1,238,275	8,155,048	[1]	10,278,984	[1]
OPERATING LOSS	(702,250)	(325,075)	(2,123,936)	(1,250,538)	(1,768,928)	(1,238,275)	(8,155,048)	[1]	(10,278,984)	[1]
OTHER (EXPENSE) INCOME (As Restated - Note 10)
Settlement of Qatar Real Estate development dispute							1,004,666	[1]	1,004,666	[1]
Impairment of goodwill							(5,079,919)	[1]	(5,079,919)	[1]
Interest expense	(7,867)	(14,032)	(30,678)	(41,419)	(55,679)	(38,726)	(207,711)	[1]	(238,389)	[1]
Amortization of Debt discount							(93,910)	[1]	(93,910)	[1]
Interest income							8,805	[1]	8,805	[1]
Other (Expense) - Net	(7,867)	(14,032)	(30,678)	(41,419)	(55,679)	(38,726)	(4,368,069)	[1]	(4,398,747)	[1]
NET LOSS FROM DEVELOPMENT STAGE ENTITY - CONTINUING OPERATIONS DEVELOPMENT ( As Restated - Note 10)	(710,117)	(339,107)	(2,154,614)	(1,291,957)	(1,824,607)	(1,277,001)	(12,523,117)	[1]	(14,677,731)	[1]
Add net loss attributable to noncontrolling interests in Omagine LLC	3,623	1,644	24,262	1,644	20,156		20,156	[1]	44,418	[1]
NET LOSS ATTRIBUTABLE TO OMAGINE, INC. (As Restated - Note 10)	(706,494)	(337,463)	(2,130,352)	(1,290,313)	(1,804,451)	(1,277,001)	(12,502,961)	[1]	(14,633,313)	[1]
LOSS FROM DISCONTINUED OPERATIONS - SPORTS APPAREL							(345,990)	[1]	(345,990)	[1]
NET LOSS ACCUMULATED DURING DEVELOPMENT STAGE	(706,494)	(337,463)	(2,130,352)	(1,290,313)	(1,804,451)	(1,277,001)	(12,848,951)	[1]	(14,979,303)	[1]
Net preferred stock dividends							(27,778)	[1]	(27,778)	[1]
LOSS APPLICABLE TO COMMON SHAREHOLDERS	$ (706,494)	$ (337,463)	$ (2,130,352)	$ (1,290,313)	$ (1,804,451)	$ (1,277,001)	$ (12,876,729)	[1]	$ (15,007,081)	[1]
LOSS PER SHARE - BASIC AND DILUTED (in dollars per share)	$ (0.05)	$ (0.03)	$ (0.15)	$ (0.10)	$ (0.14)	$ (0.11)	$ (1.49)	[1]	$ (1.61)	[1]
LOSS PER SHARE - CONTINUING OPERATIONS - REAL ESTATE DEVELOPMENT (in dollars per share)							$ (1.45)	[1]	$ (1.57)	[1]
LOSS PER SHARE DISCONTINUED OPERATIONS - SPORTS APPAREL (in dollars per share)							$ (0.04)	[1]	$ (0.04)	[1]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED (in shares)	14,369,041	12,808,779	14,094,677	12,608,235	12,799,508	11,828,511	8,613,755	[1]	9,298,870	[1]

[1]	As Restated - Note 10